Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Compensation

Key management compensation for the years ended December 31, 2025 and 2024 is comprised of the following:

For the year ended December 31,	2025	2024
Share-based compensation	$1,989	$3,054
Salaries and benefits	2,142	1,704
Professional fees	-	552
	$4,131	$5,310

Schedule of Charged to these Arrangements

The Company was charged for the following with respect to these arrangements in the year ended December 31, 2025 and 2024:

For the year ended December 31,	2025	2024
Salaries and benefits	$-	$2,244
Office and other	104	469
Filing and regulatory fees	-	54
Marketing and travel	-	19
	$104	$2,786